Note 2 - Earnings Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	19,750	29,324	31,949
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 23	$ 37.48	$ 40.24
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	4,699
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	23,635	11,357	9,154
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	14,601
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0
Employee Stock Option [Member]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		29,324	27,250